Supplemental Disclosure with Respect to Cash Flows - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Trade receivables and other assets	$ 3,746	$ 4,784
Accounts payable and accrued liabilities	1,633	523
Advances from joint venture partners	(581)	(709)
Total	$ 4,798	$ 4,598